Organization and Nature of Operations (Details) - Schedule of major consolidated subsidiaries, VIEs and their subsidiaries	12 Months Ended
Jun. 30, 2020
E-Home Household Service Holdings Limited [Member]
Variable Interest Entity [Line Items]
Date of Organization	Oct. 16, 2018
Place of Organization	Hong Kong
% of Ownership	100.00%
E-Home Household Service Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Dec. 05, 2018
Place of Organization	PRC
% of Ownership	100.00%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Apr. 01, 2014
Place of Organization	PRC
% of Ownership	VIE
Fuzhou Bangchang Technology Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Mar. 15, 2007
Place of Organization	PRC
% of Ownership	VIE
Fuzhou Yongheng Xin Electric Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Oct. 12, 2004
Place of Organization	PRC
% of Ownership	100.00%
Fujian Happiness Yijia Family Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Jan. 19, 2015
Place of Organization	PRC
% of Ownership	67.00%
Fuzhou Yiyanbao Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Aug. 12, 2016
Place of Organization	PRC
% of Ownership	67.00%
Yaxing Human Resource Management (Pingtan) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Organization	Jul. 06, 2018
Place of Organization	PRC
% of Ownership	51.00%